Consolidated Statements of Comprehensive (Loss) Income (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from related parties	$ 0	$ 0	$ 1,311
Related-party general and administrative expenses	360	360	360
Interest and finance costs	0	0	948
Commissions on Charter Hire Agreements [Member]
Related party, transaction	705	761	829
Repairs and Maintenance [Member]
Related party, transaction	$ 17	$ 60	$ 247